Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Number of Shares

The number of outstanding shares of the Company are as follows:

	2022	2021	2020	2019	2018
	(Number)
Changes in share capital
At January 1	56,937,682	53,750,386	47,985,837	42,135,448	36,984,292
Increase through cash contributions	214,613	3,187,296	5,764,549	5,850,389	5,151,156
At December 31	57,152,295	56,937,682	53,750,386	47,985,837	42,135,448

Summary Of Holding Of Treasury Shares

The holding of treasury shares are as follows:

	Nominal value	Holding	Holding in % of total outstanding shares
	(EUR’000)	(Number)
Treasury shares
At January 1, 2021	—	—	—
Acquired from third parties	21	154,837	—
At December 31, 2021	21	154,837	0.3%
Acquired from third parties	134	1,000,000	—
Transferred under stock incentive programs	(6)	(41,685)	—
At December 31, 2022	149	1,113,152	2.0%

Summary of Foreign Currency Sensitivity Analysis

		Hypothetical impact on consolidated financial statements
	Nominal positions (net)	Increase in foreign currency exchange rate	Profit and loss before tax	Equity before tax
	(EUR ‘000)
USD/EUR
December 31, 2022	60,581	10%	6,058	6,058
December 31, 2021	549,243	10%	54,924	54,924

Summary Of Rate Structure Of Marketable Securities

Rate structure of marketable securities are specified below:

	December 31, 2022		December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR’000)
Marketable securities specified by rate structure
Fixed rate	205,825	203,543	323,176	322,556
Floating rate	11,787	11,773	17,975	17,968
Zero-coupon	80,568	80,527	2,207	2,207
Total marketable securities	298,180	295,843	343,358	342,731

Schedule Of Marketable Securities Specified By Investment Grade Credit Rating

Marketable securities specified by investment grade credit rating are specified below:

	December 31, 2022		December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR’000)
Marketable securities specified by investment grade credit rating
High grade	203,530	202,048	144,307	144,030
Upper medium grade	94,650	93,795	196,909	196,566
Lower medium grade	—	—	2,142	2,135
Total marketable securities	298,180	295,843	343,358	342,731

Summary of Marketable securities

	December 31, 2022		December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR’000)
Marketable securities specified by security type
U.S. Treasury bills	79,086	79,043	—	—
U.S. Government bonds	99,337	98,075	95,408	95,211
Commercial papers	—	—	2,207	2,207
Corporate bonds	104,236	103,301	226,771	226,379
Agency bonds	15,521	15,424	18,972	18,934
Total marketable securities	298,180	295,843	343,358	342,731
Classified based on maturity profiles
Non-current assets	7,492	7,201	107,561	107,175
Current assets	290,688	288,642	235,797	235,556
Total marketable securities	298,180	295,843	343,358	342,731

Summary of Contractual Cashflows for Financial Liabilities

Contractual cashflows for non-derivative financial liabilities recognized in the consolidated statements of financial position are specified below.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
Financial liabilities
December 31, 2022
Borrowings
Lease liabilities	13,996	53,821	60,946	128,763	109,191
Convertible senior notes	12,130	48,519	545,161	605,810	399,186
Total borrowings	26,126	102,340	606,107	734,573	508,377
Trade payables and accrued expenses	101,032	—	—	101,032	101,032
Total financial liabilities	127,158	102,340	606,107	835,605	609,409

Financial liabilities
December 31, 2021
Borrowings
Lease liabilities	7,098	51,442	68,378	126,918	104,961
Total borrowings	7,098	51,442	68,378	126,918	104,961
Trade payables and accrued expenses	59,417	—	—	59,417	59,417
Total financial liabilities	66,515	51,442	68,378	186,335	164,378